PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depletion and depreciation	$ 55,719	$ 21,978	$ 82,215	$ 154,834
Write-offs of property and equipment			$ 62,046